Note 6 - Deposits	12 Months Ended
Dec. 31, 2011
Deposit Liabilities Disclosures [Text Block]
NOTE 6 - DEPOSITS

Deposits at year-end are summarized as follows:

	2011	2010
Non-interest-bearing DDA	$33,281,198	$33,326,683
Interest-bearing DDA	19,432,618	23,944,608
Money market	18,468,540	18,493,059
Savings	8,477,893	7,388,395
Certificate of deposit	111,884,987	136,110,432
	$191,545,236	$219,263,177

Time deposits of $100,000 or more were $16,673,219 at year-end 2011 and $57,217,208 at year-end 2010. 1

Scheduled maturities of time deposits, as of year-end 2011, were as follows:

2012	$58,713,415
2013	32,585,784
2014	17,028,479
2015	1,576,799
2016	1,980,510
$111,884,987

Brokered time deposits were $3,462,000 at year-end 2011 and $37,307,000 at year-end 2010. Since the Bank was not categorized as “well-capitalized” at December 31, 2011 and is under a Consent Order, a regulatory waiver is required to accept, renew or rollover brokered deposits. The Bank has not issued brokered deposits since January 2010. All of the brokered deposits held at December 31, 2011 mature in April 2012.

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1 Includes brokered deposits.